Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb 21, 2013
Entity Registrant Name	dei_EntityRegistrantName	TOUCHSTONE VARIABLE SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000920547
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 21, 2013
Document Effective Date	dei_DocumentEffectiveDate	Feb 21, 2013
Prospectus Date	rr_ProspectusDate	Apr 30, 2012

Touchstone Large Cap Core Equity Fund (Prospectus Summary) | Touchstone Large Cap Core Equity Fund
Touchstone Large Cap Core Equity Fund

TOUCHSTONE VARIABLE SERIES TRUST

Touchstone Large Cap Core Equity Fund

Touchstone Aggressive ETF Fund

Touchstone Conservative ETF Fund

Touchstone Enhanced ETF Fund

Touchstone Moderate ETF Fund

Supplement to the Prospectus and Statement of Additional Information

Dated April 30, 2012

Change in Sub-Advisor

On February 21, 2013, the Board of Trustees ( the “Board”) of Touchstone Variable Series Trust approved the selection of Todd Asset Management LLC (“Todd”) as sub-advisor to the Touchstone Large Cap Core Equity Fund, Touchstone Aggressive ETF Fund, Touchstone Conservative ETF Fund, Touchstone Enhanced ETF Fund, and Touchstone Moderate ETF Fund (collectively “the Funds”) and the termination of Todd-Veredus Asset Management LLC (“Todd-Veredus”), the current sub-advisor to the Funds, to be effective on or about March 1, 2013. The selection of Todd was a result of an impending restructuring of Todd-Veredus in which the firm is closing its Veredus division, a division unrelated to the Funds’ management. This reorganization would have resulted in the termination of the Funds’ current sub-advisory agreement. In selecting Todd as sub-advisor, the Board considered, among other factors, the recommendation of the Funds’ advisor, Touchstone Advisors, Inc. (the “Advisor”), and the Advisor’s conclusion that the restructuring will not result in any interruption or change to the Funds’ investment strategies or personnel. The entire investment management team and staff who historically and currently manage the Funds will remain in place and continue to execute the same investment goals and strategies. Accordingly, all references to Todd-Veredus Asset Management LLC and Todd-Veredus as sub-advisor of the Funds in each Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information are deleted and replaced with Todd Asset Management LLC and Todd, respectively.

Please contact your financial advisor or Touchstone Investments at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078

Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

Label	Element	Value
Touchstone Large Cap Core Equity Fund (Prospectus Summary) | Touchstone Large Cap Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Touchstone Large Cap Core Equity Fund
Supplement Text	cik0000920547_SupplementTextBlock

TOUCHSTONE VARIABLE SERIES TRUST

Touchstone Large Cap Core Equity Fund

Touchstone Aggressive ETF Fund

Touchstone Conservative ETF Fund

Touchstone Enhanced ETF Fund

Touchstone Moderate ETF Fund

Supplement to the Prospectus and Statement of Additional Information

Dated April 30, 2012

Change in Sub-Advisor

On February 21, 2013, the Board of Trustees ( the “Board”) of Touchstone Variable Series Trust approved the selection of Todd Asset Management LLC (“Todd”) as sub-advisor to the Touchstone Large Cap Core Equity Fund, Touchstone Aggressive ETF Fund, Touchstone Conservative ETF Fund, Touchstone Enhanced ETF Fund, and Touchstone Moderate ETF Fund (collectively “the Funds”) and the termination of Todd-Veredus Asset Management LLC (“Todd-Veredus”), the current sub-advisor to the Funds, to be effective on or about March 1, 2013. The selection of Todd was a result of an impending restructuring of Todd-Veredus in which the firm is closing its Veredus division, a division unrelated to the Funds’ management. This reorganization would have resulted in the termination of the Funds’ current sub-advisory agreement. In selecting Todd as sub-advisor, the Board considered, among other factors, the recommendation of the Funds’ advisor, Touchstone Advisors, Inc. (the “Advisor”), and the Advisor’s conclusion that the restructuring will not result in any interruption or change to the Funds’ investment strategies or personnel. The entire investment management team and staff who historically and currently manage the Funds will remain in place and continue to execute the same investment goals and strategies. Accordingly, all references to Todd-Veredus Asset Management LLC and Todd-Veredus as sub-advisor of the Funds in each Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information are deleted and replaced with Todd Asset Management LLC and Todd, respectively.

Please contact your financial advisor or Touchstone Investments at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078

Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Supplement Closing	cik0000920547_SupplementClosingTextBlock	Please retain this Supplement for future reference.

Touchstone Aggressive ETF Fund (Prospectus Summary) | Touchstone Aggressive ETF Fund
Touchstone Aggressive ETF Fund

TOUCHSTONE VARIABLE SERIES TRUST

Touchstone Large Cap Core Equity Fund

Touchstone Aggressive ETF Fund

Touchstone Conservative ETF Fund

Touchstone Enhanced ETF Fund

Touchstone Moderate ETF Fund

Supplement to the Prospectus and Statement of Additional Information

Dated April 30, 2012

Change in Sub-Advisor

On February 21, 2013, the Board of Trustees ( the “Board”) of Touchstone Variable Series Trust approved the selection of Todd Asset Management LLC (“Todd”) as sub-advisor to the Touchstone Large Cap Core Equity Fund, Touchstone Aggressive ETF Fund, Touchstone Conservative ETF Fund, Touchstone Enhanced ETF Fund, and Touchstone Moderate ETF Fund (collectively “the Funds”) and the termination of Todd-Veredus Asset Management LLC (“Todd-Veredus”), the current sub-advisor to the Funds, to be effective on or about March 1, 2013. The selection of Todd was a result of an impending restructuring of Todd-Veredus in which the firm is closing its Veredus division, a division unrelated to the Funds’ management. This reorganization would have resulted in the termination of the Funds’ current sub-advisory agreement. In selecting Todd as sub-advisor, the Board considered, among other factors, the recommendation of the Funds’ advisor, Touchstone Advisors, Inc. (the “Advisor”), and the Advisor’s conclusion that the restructuring will not result in any interruption or change to the Funds’ investment strategies or personnel. The entire investment management team and staff who historically and currently manage the Funds will remain in place and continue to execute the same investment goals and strategies. Accordingly, all references to Todd-Veredus Asset Management LLC and Todd-Veredus as sub-advisor of the Funds in each Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information are deleted and replaced with Todd Asset Management LLC and Todd, respectively.

Please contact your financial advisor or Touchstone Investments at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078

Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

Label	Element	Value
Touchstone Aggressive ETF Fund (Prospectus Summary) | Touchstone Aggressive ETF Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Touchstone Aggressive ETF Fund
Supplement Text	cik0000920547_SupplementTextBlock

TOUCHSTONE VARIABLE SERIES TRUST

Touchstone Large Cap Core Equity Fund

Touchstone Aggressive ETF Fund

Touchstone Conservative ETF Fund

Touchstone Enhanced ETF Fund

Touchstone Moderate ETF Fund

Supplement to the Prospectus and Statement of Additional Information

Dated April 30, 2012

Change in Sub-Advisor

On February 21, 2013, the Board of Trustees ( the “Board”) of Touchstone Variable Series Trust approved the selection of Todd Asset Management LLC (“Todd”) as sub-advisor to the Touchstone Large Cap Core Equity Fund, Touchstone Aggressive ETF Fund, Touchstone Conservative ETF Fund, Touchstone Enhanced ETF Fund, and Touchstone Moderate ETF Fund (collectively “the Funds”) and the termination of Todd-Veredus Asset Management LLC (“Todd-Veredus”), the current sub-advisor to the Funds, to be effective on or about March 1, 2013. The selection of Todd was a result of an impending restructuring of Todd-Veredus in which the firm is closing its Veredus division, a division unrelated to the Funds’ management. This reorganization would have resulted in the termination of the Funds’ current sub-advisory agreement. In selecting Todd as sub-advisor, the Board considered, among other factors, the recommendation of the Funds’ advisor, Touchstone Advisors, Inc. (the “Advisor”), and the Advisor’s conclusion that the restructuring will not result in any interruption or change to the Funds’ investment strategies or personnel. The entire investment management team and staff who historically and currently manage the Funds will remain in place and continue to execute the same investment goals and strategies. Accordingly, all references to Todd-Veredus Asset Management LLC and Todd-Veredus as sub-advisor of the Funds in each Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information are deleted and replaced with Todd Asset Management LLC and Todd, respectively.

Please contact your financial advisor or Touchstone Investments at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078

Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Supplement Closing	cik0000920547_SupplementClosingTextBlock	Please retain this Supplement for future reference.

Touchstone Conservative ETF Fund (Prospectus Summary) | Touchstone Conservative ETF Fund
Touchstone Conservative ETF Fund

TOUCHSTONE VARIABLE SERIES TRUST

Touchstone Large Cap Core Equity Fund

Touchstone Aggressive ETF Fund

Touchstone Conservative ETF Fund

Touchstone Enhanced ETF Fund

Touchstone Moderate ETF Fund

Supplement to the Prospectus and Statement of Additional Information

Dated April 30, 2012

Change in Sub-Advisor

On February 21, 2013, the Board of Trustees ( the “Board”) of Touchstone Variable Series Trust approved the selection of Todd Asset Management LLC (“Todd”) as sub-advisor to the Touchstone Large Cap Core Equity Fund, Touchstone Aggressive ETF Fund, Touchstone Conservative ETF Fund, Touchstone Enhanced ETF Fund, and Touchstone Moderate ETF Fund (collectively “the Funds”) and the termination of Todd-Veredus Asset Management LLC (“Todd-Veredus”), the current sub-advisor to the Funds, to be effective on or about March 1, 2013. The selection of Todd was a result of an impending restructuring of Todd-Veredus in which the firm is closing its Veredus division, a division unrelated to the Funds’ management. This reorganization would have resulted in the termination of the Funds’ current sub-advisory agreement. In selecting Todd as sub-advisor, the Board considered, among other factors, the recommendation of the Funds’ advisor, Touchstone Advisors, Inc. (the “Advisor”), and the Advisor’s conclusion that the restructuring will not result in any interruption or change to the Funds’ investment strategies or personnel. The entire investment management team and staff who historically and currently manage the Funds will remain in place and continue to execute the same investment goals and strategies. Accordingly, all references to Todd-Veredus Asset Management LLC and Todd-Veredus as sub-advisor of the Funds in each Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information are deleted and replaced with Todd Asset Management LLC and Todd, respectively.

Please contact your financial advisor or Touchstone Investments at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078

Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

Label	Element	Value
Touchstone Conservative ETF Fund (Prospectus Summary) | Touchstone Conservative ETF Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Touchstone Conservative ETF Fund
Supplement Text	cik0000920547_SupplementTextBlock

TOUCHSTONE VARIABLE SERIES TRUST

Touchstone Large Cap Core Equity Fund

Touchstone Aggressive ETF Fund

Touchstone Conservative ETF Fund

Touchstone Enhanced ETF Fund

Touchstone Moderate ETF Fund

Supplement to the Prospectus and Statement of Additional Information

Dated April 30, 2012

Change in Sub-Advisor

On February 21, 2013, the Board of Trustees ( the “Board”) of Touchstone Variable Series Trust approved the selection of Todd Asset Management LLC (“Todd”) as sub-advisor to the Touchstone Large Cap Core Equity Fund, Touchstone Aggressive ETF Fund, Touchstone Conservative ETF Fund, Touchstone Enhanced ETF Fund, and Touchstone Moderate ETF Fund (collectively “the Funds”) and the termination of Todd-Veredus Asset Management LLC (“Todd-Veredus”), the current sub-advisor to the Funds, to be effective on or about March 1, 2013. The selection of Todd was a result of an impending restructuring of Todd-Veredus in which the firm is closing its Veredus division, a division unrelated to the Funds’ management. This reorganization would have resulted in the termination of the Funds’ current sub-advisory agreement. In selecting Todd as sub-advisor, the Board considered, among other factors, the recommendation of the Funds’ advisor, Touchstone Advisors, Inc. (the “Advisor”), and the Advisor’s conclusion that the restructuring will not result in any interruption or change to the Funds’ investment strategies or personnel. The entire investment management team and staff who historically and currently manage the Funds will remain in place and continue to execute the same investment goals and strategies. Accordingly, all references to Todd-Veredus Asset Management LLC and Todd-Veredus as sub-advisor of the Funds in each Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information are deleted and replaced with Todd Asset Management LLC and Todd, respectively.

Please contact your financial advisor or Touchstone Investments at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078

Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Supplement Closing	cik0000920547_SupplementClosingTextBlock	Please retain this Supplement for future reference.

Touchstone Enhanced ETF Fund (Prospectus Summary) | Touchstone Enhanced ETF Fund
Touchstone Enhanced ETF Fund

TOUCHSTONE VARIABLE SERIES TRUST

Touchstone Large Cap Core Equity Fund

Touchstone Aggressive ETF Fund

Touchstone Conservative ETF Fund

Touchstone Enhanced ETF Fund

Touchstone Moderate ETF Fund

Supplement to the Prospectus and Statement of Additional Information

Dated April 30, 2012

Change in Sub-Advisor

On February 21, 2013, the Board of Trustees ( the “Board”) of Touchstone Variable Series Trust approved the selection of Todd Asset Management LLC (“Todd”) as sub-advisor to the Touchstone Large Cap Core Equity Fund, Touchstone Aggressive ETF Fund, Touchstone Conservative ETF Fund, Touchstone Enhanced ETF Fund, and Touchstone Moderate ETF Fund (collectively “the Funds”) and the termination of Todd-Veredus Asset Management LLC (“Todd-Veredus”), the current sub-advisor to the Funds, to be effective on or about March 1, 2013. The selection of Todd was a result of an impending restructuring of Todd-Veredus in which the firm is closing its Veredus division, a division unrelated to the Funds’ management. This reorganization would have resulted in the termination of the Funds’ current sub-advisory agreement. In selecting Todd as sub-advisor, the Board considered, among other factors, the recommendation of the Funds’ advisor, Touchstone Advisors, Inc. (the “Advisor”), and the Advisor’s conclusion that the restructuring will not result in any interruption or change to the Funds’ investment strategies or personnel. The entire investment management team and staff who historically and currently manage the Funds will remain in place and continue to execute the same investment goals and strategies. Accordingly, all references to Todd-Veredus Asset Management LLC and Todd-Veredus as sub-advisor of the Funds in each Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information are deleted and replaced with Todd Asset Management LLC and Todd, respectively.

Please contact your financial advisor or Touchstone Investments at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078

Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

Label	Element	Value
Touchstone Enhanced ETF Fund (Prospectus Summary) | Touchstone Enhanced ETF Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Touchstone Enhanced ETF Fund
Supplement Text	cik0000920547_SupplementTextBlock

TOUCHSTONE VARIABLE SERIES TRUST

Touchstone Large Cap Core Equity Fund

Touchstone Aggressive ETF Fund

Touchstone Conservative ETF Fund

Touchstone Enhanced ETF Fund

Touchstone Moderate ETF Fund

Supplement to the Prospectus and Statement of Additional Information

Dated April 30, 2012

Change in Sub-Advisor

On February 21, 2013, the Board of Trustees ( the “Board”) of Touchstone Variable Series Trust approved the selection of Todd Asset Management LLC (“Todd”) as sub-advisor to the Touchstone Large Cap Core Equity Fund, Touchstone Aggressive ETF Fund, Touchstone Conservative ETF Fund, Touchstone Enhanced ETF Fund, and Touchstone Moderate ETF Fund (collectively “the Funds”) and the termination of Todd-Veredus Asset Management LLC (“Todd-Veredus”), the current sub-advisor to the Funds, to be effective on or about March 1, 2013. The selection of Todd was a result of an impending restructuring of Todd-Veredus in which the firm is closing its Veredus division, a division unrelated to the Funds’ management. This reorganization would have resulted in the termination of the Funds’ current sub-advisory agreement. In selecting Todd as sub-advisor, the Board considered, among other factors, the recommendation of the Funds’ advisor, Touchstone Advisors, Inc. (the “Advisor”), and the Advisor’s conclusion that the restructuring will not result in any interruption or change to the Funds’ investment strategies or personnel. The entire investment management team and staff who historically and currently manage the Funds will remain in place and continue to execute the same investment goals and strategies. Accordingly, all references to Todd-Veredus Asset Management LLC and Todd-Veredus as sub-advisor of the Funds in each Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information are deleted and replaced with Todd Asset Management LLC and Todd, respectively.

Please contact your financial advisor or Touchstone Investments at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078

Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Supplement Closing	cik0000920547_SupplementClosingTextBlock	Please retain this Supplement for future reference.

Touchstone Moderate ETF Fund (Prospectus Summary) | Touchstone Moderate ETF Fund
Touchstone Moderate ETF Fund

TOUCHSTONE VARIABLE SERIES TRUST

Touchstone Large Cap Core Equity Fund

Touchstone Aggressive ETF Fund

Touchstone Conservative ETF Fund

Touchstone Enhanced ETF Fund

Touchstone Moderate ETF Fund

Supplement to the Prospectus and Statement of Additional Information

Dated April 30, 2012

Change in Sub-Advisor

On February 21, 2013, the Board of Trustees ( the “Board”) of Touchstone Variable Series Trust approved the selection of Todd Asset Management LLC (“Todd”) as sub-advisor to the Touchstone Large Cap Core Equity Fund, Touchstone Aggressive ETF Fund, Touchstone Conservative ETF Fund, Touchstone Enhanced ETF Fund, and Touchstone Moderate ETF Fund (collectively “the Funds”) and the termination of Todd-Veredus Asset Management LLC (“Todd-Veredus”), the current sub-advisor to the Funds, to be effective on or about March 1, 2013. The selection of Todd was a result of an impending restructuring of Todd-Veredus in which the firm is closing its Veredus division, a division unrelated to the Funds’ management. This reorganization would have resulted in the termination of the Funds’ current sub-advisory agreement. In selecting Todd as sub-advisor, the Board considered, among other factors, the recommendation of the Funds’ advisor, Touchstone Advisors, Inc. (the “Advisor”), and the Advisor’s conclusion that the restructuring will not result in any interruption or change to the Funds’ investment strategies or personnel. The entire investment management team and staff who historically and currently manage the Funds will remain in place and continue to execute the same investment goals and strategies. Accordingly, all references to Todd-Veredus Asset Management LLC and Todd-Veredus as sub-advisor of the Funds in each Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information are deleted and replaced with Todd Asset Management LLC and Todd, respectively.

Please contact your financial advisor or Touchstone Investments at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078

Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

Label	Element	Value
Touchstone Moderate ETF Fund (Prospectus Summary) | Touchstone Moderate ETF Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Touchstone Moderate ETF Fund
Supplement Text	cik0000920547_SupplementTextBlock

TOUCHSTONE VARIABLE SERIES TRUST

Touchstone Large Cap Core Equity Fund

Touchstone Aggressive ETF Fund

Touchstone Conservative ETF Fund

Touchstone Enhanced ETF Fund

Touchstone Moderate ETF Fund

Supplement to the Prospectus and Statement of Additional Information

Dated April 30, 2012

Change in Sub-Advisor

On February 21, 2013, the Board of Trustees ( the “Board”) of Touchstone Variable Series Trust approved the selection of Todd Asset Management LLC (“Todd”) as sub-advisor to the Touchstone Large Cap Core Equity Fund, Touchstone Aggressive ETF Fund, Touchstone Conservative ETF Fund, Touchstone Enhanced ETF Fund, and Touchstone Moderate ETF Fund (collectively “the Funds”) and the termination of Todd-Veredus Asset Management LLC (“Todd-Veredus”), the current sub-advisor to the Funds, to be effective on or about March 1, 2013. The selection of Todd was a result of an impending restructuring of Todd-Veredus in which the firm is closing its Veredus division, a division unrelated to the Funds’ management. This reorganization would have resulted in the termination of the Funds’ current sub-advisory agreement. In selecting Todd as sub-advisor, the Board considered, among other factors, the recommendation of the Funds’ advisor, Touchstone Advisors, Inc. (the “Advisor”), and the Advisor’s conclusion that the restructuring will not result in any interruption or change to the Funds’ investment strategies or personnel. The entire investment management team and staff who historically and currently manage the Funds will remain in place and continue to execute the same investment goals and strategies. Accordingly, all references to Todd-Veredus Asset Management LLC and Todd-Veredus as sub-advisor of the Funds in each Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information are deleted and replaced with Todd Asset Management LLC and Todd, respectively.

Please contact your financial advisor or Touchstone Investments at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078

Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Supplement Closing	cik0000920547_SupplementClosingTextBlock	Please retain this Supplement for future reference.